Schedule I - Condensed Financial Information of Registrant - Condensed Statements of Operations and Comprehensive Income (Details 2) - USD ($) $ in Millions	3 Months Ended								5 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Operations
Investment income										$ 52	$ 39	$ 35
Provision for income taxes	$ (134)	$ 1	$ (8)	$ 8	$ (18)	$ 214	$ 43	$ 33		(133)	272	0
Net income (loss)	$ (168)	$ 19	$ 21	$ 35	$ (32)	$ 431	$ 108	$ 82		(93)	589	157
Other comprehensive income, net of tax										(36)	(25)	1
Comprehensive income (loss)										(129)	564	158
Springleaf Holdings, Inc.
Condensed Statement of Operations
Interest income from affiliate									$ 2	13	8	2
Investment income										1	0	0
Income before provision for income taxes										14	8	2
Provision for income taxes										5	3	1
Equity in underdistributed net income from subsidiaries										(229)	458	41
Net income (loss)										(220)	463	42
Other comprehensive income, net of tax										(36)	(25)	1
Comprehensive income (loss)										$ (256)	$ 438	$ 43